UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 1114 Avenue of the Americas
         27th Floor
         New York, NY  10036

13F File Number:  028-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

 /s/    Gregory S. Rubin     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $253,887 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              N00985106     6505   500000 SH       SOLE                   500000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    43980  1500000 SH       SOLE                  1500000        0        0
AMERISTAR CASINOS INC          COM              03070Q101     8299   350000 SH       SOLE                   350000        0        0
BARRICK GOLD CORP              COM              067901108     3895    86000 SH       SOLE                    86000        0        0
BELO CORP                      COM SER A        080555105    12281  1631000 SH       SOLE                  1631000        0        0
BOOZ ALLEN HAMILTON HLDG COR   CL A             099502106     2867   150000 SH       SOLE                   150000        0        0
EXCO RESOURCES INC             COM              269279402     8825   500000 SH       SOLE                   500000        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7     4050  5000000 PRN      SOLE                  5000000        0        0
LAS VEGAS SANDS CORP           COM              517834107     7598   180000 SH       SOLE                   180000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100   101357  2631287 SH       SOLE                  2631287        0        0
RSC HOLDINGS INC               COM              74972L102    20784  1737765 SH       OTHER                       0  1737765        0
VISTEON CORP                   COM NEW          92839U206    33446   488900 SH       SOLE                   488900        0        0